Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2023
Property Plant And Equipment Abstract
Disclosure of property and equipment [Table Text Block]
				Demonstration		Tools and		Leasehold
	Computers	Furniture	Automobiles	Electric Buses	Leased Asset	Equipment	Land	Improvements	Total

Cost
Balance, March 31, 2022	$167,234	$77,846	$464,075	$2,712,777	$672,151	$1,055,285	$801,317	$100,415	$6,051,100
Additions	75,406	22,894	49,845	14,678	-	185,954	-	7,215	355,992
Acquired in Acquisition	214	71	75,500	-	-	136,118	-	56,349	268,252
Asset sold	-	-	-	-	-	-	(801,317)	-	(801,317)
Foreign exchange translation	-	-	-	-	-	-	-	-	-
Balance, March 31, 2023	$242,854	$100,811	$589,420	$2,727,455	$672,151	$1,377,357	$-	$163,979	$5,874,027

Depreciation and impairment losses
Balance, March 31, 2022	$77,799	$35,412	$82,901	$931,347	$667,342	$769,356	$-	$43,625	$2,607,783
Depreciation	64,820	12,912	67,441	282,957	4,809	194,875	-	34,338	662,152
Foreign exchange translation	-	-	-	(698)	-	-	-	-	(698)
Balance, March 31, 2023	$142,619	$48,324	$150,342	$1,213,606	$672,151	$964,231	$-	$77,963	$3,269,236

Carrying amounts
As at, March 31, 2022	$89,435	$42,434	$381,173	$1,781,430	$4,809	$285,930	$801,317	$56,789	$3,443,317

As at, March 31, 2023	$100,235	$52,487	$439,078	$1,513,849	$-	$413,126	$-	$86,016	$2,604,791